FUND ADMINISTRATION TRUST FOR INVESTMENT WORKS	12 Months Ended
Dec. 31, 2023
Disclosure Of Management Trust [Abstract]
FUND ADMINISTRATION TRUST FOR INVESTMENT WORKS	FUND ADMINISTRATION TRUST FOR INVESTMENT WORKS
On February 5, 2013, a trust agreement was entered into between Ferrosur Roca S.A. and Banco de la Nación Argentina to conduct the formalization process necessary to manage the funds paid by Ferrosur Roca S.A. for the investment works intended to strengthen the interurban rail system.
The trust assets are the amounts contributed by the trustor which are amounts resulting from the application of the Memorandum of Agreement entered into between the Group and "Unidad de Renegociación y Análisis de Contratos de Servicios Públicos" (Unit for the Renegotiation and Analysis of Public Service Contracts) dated May 19, 2008 and ratified by Decree No. 2017 of November 25, 2008, the income that the trust might earn from temporary placement of idle resources, the funds existing in the current account that the Group held at Standard Bank as of February 2013 and any other amounts that must be added to the trust.
With the enactment of Resolution No. 218 by the Ministry of Transport on July 27, 2016, which was published on August 3, 2016, the procedure for the certification of works proposed by the railway concessionaires was established.
Exhibits I and II of the above-mentioned resolution set a clear procedure whereby the Group must submit the projects of the works to be funded with the trust funds, the circuit to study the projects by the different agencies (National Committee for Transportation Regulation, ADIP and Secretariat of Transportation), the requirements for approval and the contents of the administrative act to be handed down by the competent authority approving the project and the maximum amount to be assigned to the trust accounts for such project.
Based on the new regulation, the Company recognizes in other receivables the contributions to the Trust Fund for the Strengthening of the Interurban Railway System (“FFFSFI”) for which it has the right of reimbursement for infrastructure works under the concession agreements, net of an impairment reserve for the amounts it expects will not be recovered or used against future capital expenditures due to the concession end date. The contributions made during 2023 amounted to Ps. 576,786.
Although the use of trust funds requires approval by the regulatory authority; the nature of the capital-intensive activity guarantees the need for infrastructure works in the amounts contributed, making it unlikely that such approvals will not be granted.